Related parties - Summary of Remuneration of Directors and Other Members of Key Management Personnel (Details)	12 Months Ended
	Jun. 30, 2024 USD ($) officer	Jun. 30, 2023 USD ($)
Disclosure of transactions between related parties [abstract]
Outstanding balance with related parties	$ 0	$ 0
Number of key management officers | officer	5
Short-term benefits	$ 3,500,000	2,162,000
Long-term benefits	86,000	90,000
Share-based payment transactions	2,571,000	1,208,000
Total compensation	$ 6,157,000	$ 3,460,000